Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on plan assets	$ 1,538	$ (33)
Pension plan [member]
Disclosure of defined benefit plans [line items]
Demographic assumptions	(1)	(1)
Financial assumptions	(768)	200
Experience assumptions	38	(36)
Net actuarial gains (losses) on plan assets	1,079	(493)
Changes in asset ceiling excluding interest income	(30)	1
Net remeasurement gains (losses) recognized in OCI	318	(329)
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Demographic assumptions	34
Financial assumptions	(36)	11
Experience assumptions	$ 2	3
Net remeasurement gains (losses) recognized in OCI		$ 14